Note 24 - Earnings Per Share	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
24
       Earnings per share

Weighted average number of shares – Basic earnings per share

(In number of shares)	Note	2018	2017	2016

Issued shares at beginning of year	23	10,603,153	52,787,428	52,078,908
Share consolidation		—	(42,135,492)	(41,663,126)
Issued shares post consolidation		10,603,153	10,651,936	10,415,782
Weighted average shares repurchased		—	(60,978)	—
Weighted average shares issued		—	16,924	41,460
Weighted average number of shares at December 31		10,603,153	10,607,882	10,457,242

Weighted average number of shares – Diluted earnings per share

(In number of shares)	2018	2017	2016

Weighted average shares at December 31	10,603,153	10,607,882	10,457,242
Effect of dilutive options	698	9,622	23,449
Weighted average number of shares (diluted) at December 31	10,603,851	10,617,504	10,480,691

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the year during which the options were outstanding. Options of
37,302
(
2017:
18,378;
2016:
68,795
), were excluded from the dilutive earnings per share calculation as these options were anti-dilutive. The quantity of options outstanding as at year end that were out of the money and that had an anti-dilutive effect amounted to
20,000
(
2017:
5,000
) options.

The calculation of total basic and diluted earnings per share for the year ended
December 31, 2018
was based on the adjusted profit attributable to shareholders as follows:

	2018	2017	2016
Profit/(loss) for the year attributable to owners of the Company (basic and diluted)	10,766	9,384	8,526
Blanket Mine Employee Trust Adjustment	(280)	(210)	(238)
Profit attributable to ordinary shareholders (basic and diluted)	10,486	9,174	8,288
Basic earnings per share - $	0.99	0.86	0.79
Diluted earnings per share - $	0.99	0.86	0.79

Basic earnings are adjusted for the amounts that accrue to other equity holders of subsidiaries upon the full distribution of post-acquisition earnings to shareholders.

Diluted earnings is calculated on the basis that the unpaid ownership interests of Blanket Mine’s Indigenisation shareholders are effectively treated as options whereby the weighted average fair value for the period of the Blanket Mine shares issued to Indigenous Zimbabweans and which are subject to settlement of the loan accounts is compared to the balance of the loan accounts and any excess portion is regarded as dilutive. The difference between the number of Blanket Mine shares subject to the settlement of the loan accounts and the number of Blanket Mine shares that would have been issued at the average fair value is treated as the issue of shares for no
consideration and regarded as dilutive shares. The calculated dilution is taken into account with additional earnings attributable to the dilutive shares in Blanket Mine, if any. The interest of NIEEF and Fremiro shareholding were anti-dilutive in the current and prior year (i.e. the value of the options was less than the outstanding loan balance) and accordingly there was no
adjustment to fully diluted earnings attributable to shareholders.